Debentures (Tables)	12 Months Ended
Dec. 31, 2023
Debentures
Schedule of breakdown of debentures	Breakdown

			Consolidated
			Current		Non-Current
Description	Financial charges - % p.a, (*)	Mature	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2021
Debentures	CDI + 2.65 end 3.5	September 2028	79,677	84,187	466,073	516,533
			79,677	84,187	466,073	516,533

Schedule of payment schedule of installments for non-current liabilities

Year of maturity	December 31, 2023	December 31, 2022
2024	—	55,250
2025	118,417	117,750
2026	118,405	117,738
2027	118,423	117,756
2028	118,422	117,756
Total	473,667	526,250

Funding cost (long term)	(7,594)	(9,717)
	466,073	516,533

(*) For the year of maturity, the Company considers the period from December 2023 to December 2024 as current, and so on for other years in the segregation of non-current.